EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.02 - Schedule 1

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2143905	XXXXX		Property Type	Two to Four Unit	Single Family Attached	The appraisal confirms the property is XXX units.
2143905	XXXXX		Total Qualified Assets for Reserves Post-Close	$XXX	$XXX	The qualified assets are supported by the bank Statements provided.